Parent-Only Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	$ 320	$ 1,614	$ 94	$ 221	$ (192)	$ 182	$ (3)	$ 68	$ 2,249	$ 55
Income tax expense
Net income	320	1,614	94	221	(192)	182	(3)	68	2,249	55
Parent Company [Member]
Operating income
Dividend income									500
Operating expense									(271)	(249)
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank									229	(249)
Income tax expense
Income (loss) before equity in undistributed loss of subsidiary bank									229	(249)
Equity in undistributed net income (loss) of subsidiary bank									2,020	304
Net income									$ 2,249	$ 55